Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Government authorities	€ 3,232	€ 781
Income receivable	3,420	1,075
Interest receivable	36	38
Current tax	32
Trade receivable	382	805
Inventory	306	284
Derivatives (refer to Note 21)	78	94
Prepaid expenses and other	2,339	1,805
Total Current Assets and other receivables	9,825	4,882
Long term receivables
Advance tax payment
Prepaid expenses associated with long term loans	2,731	12,218
Annual rent deposits	30	30
Other	1	1
Total Non current Assets and Long term receivables	€ 2,762	€ 12,249